FEDERATED AMERICAN LEADERS FUND, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES
CLASS K SHARES




SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2006

In the Appendix, under the section entitled "Securities Lending Agent", please add Metropolitan West Securities, LLC in addition to Citigroup.

                                                              September 29, 2006





Federated Securities Corp., Distributor



Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

35621 (9/06)









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